Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2012
Ships
Schedule Of Significant Accounting Policies [Line Items]
Property plant and equipment, useful life	30 years
Buildings | Minimum
Schedule Of Significant Accounting Policies [Line Items]
Property plant and equipment, useful life	15 years
Buildings | Maximum
Schedule Of Significant Accounting Policies [Line Items]
Property plant and equipment, useful life	30 years
Computer hardware and software | Minimum
Schedule Of Significant Accounting Policies [Line Items]
Property plant and equipment, useful life	3 years
Computer hardware and software | Maximum
Schedule Of Significant Accounting Policies [Line Items]
Property plant and equipment, useful life	5 years
Other property and equipment | Minimum
Schedule Of Significant Accounting Policies [Line Items]
Property plant and equipment, useful life	3 years
Other property and equipment | Maximum
Schedule Of Significant Accounting Policies [Line Items]
Property plant and equipment, useful life	40 years
Leasehold improvements
Schedule Of Significant Accounting Policies [Line Items]
Leasehold improvements	Shorter of lease term or asset life